Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

Note 15. Financial Instruments:

Overview

PMI operates in markets outside of the United States, with manufacturing and sales facilities in various locations around the world. PMI utilizes certain financial instruments to manage foreign currency exposure. Derivative financial instruments are used by PMI principally to reduce exposures to market risks resulting from fluctuations in foreign currency exchange rates by creating offsetting exposures. PMI is not a party to leveraged derivatives and, by policy, does not use derivative financial instruments for speculative purposes. Financial instruments qualifying for hedge accounting must maintain a specified level of effectiveness between the hedging instrument and the item being hedged, both at inception and throughout the hedged period. PMI formally documents the nature and relationships between the hedging instruments and hedged items, as well as its risk-management objectives, strategies for undertaking the various hedge transactions and method of assessing hedge effectiveness. Additionally, for hedges of forecasted transactions, the significant characteristics and expected terms of the forecasted transaction must be specifically identified, and it must be probable that each forecasted transaction will occur. If it were deemed probable that the forecasted transaction would not occur, the gain or loss would be recognized in earnings. PMI reports its net transaction gains or losses in marketing, administration and research costs on the consolidated statements of earnings.

PMI uses deliverable and non-deliverable forward foreign exchange contracts, foreign currency swaps and foreign currency options, collectively referred to as foreign exchange contracts, to mitigate its exposure to changes in exchange rates from third-party and intercompany actual and forecasted transactions. The primary currencies to which PMI is exposed include the Euro, Indonesian rupiah, Japanese yen, Mexican peso, Russian ruble, Swiss franc and Turkish lira. At December 31, 2011 and 2010, PMI had contracts with aggregate notional amounts of $13.1 billion and $10.9 billion, respectively. Of the $13.1 billion aggregate notional amount at December 31, 2011, $3.4 billion related to cash flow hedges and $9.7 billion related to other derivatives that primarily offset currency exposures on intercompany financing. Of the $10.9 billion aggregate notional amount at December 31, 2010, $2.4 billion related to cash flow hedges, $0.2 billion related to hedges of net investments in foreign operations and $8.3 billion related to other derivatives that primarily offset currency exposures on intercompany financing.

The fair value of PMI's foreign exchange contracts included in the consolidated balance sheet as of December 31, 2011 and 2010, were as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
(in millions)	Balance Sheet Classification	2011	2010	Balance Sheet Classification	2011	2010
Foreign exchange contracts designated as hedging instruments	Other current assets	$57	$16	Other accrued liabilities	$4	$26

Foreign exchange contracts not designated as hedging instruments	Other current assets	88	44	Other accrued liabilities	62	77

Total derivatives		$145	$60		$66	$103

Hedging activities, which represent movement in derivatives as well as the respective underlying transactions, had the following effect on PMI's consolidated statements of earnings and other comprehensive earnings for the years ended December 31, 2011, 2010 and 2009:

(in millions)	For the Year Ended December 31, 2011
	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$(17)		$—		$(17)
Cost of sales	34				34
Marketing, administration and research costs					—

Operating income	17		—		17

Interest expense, net	(37)		56		19

Earnings before income taxes	(20)		56		36
Provision for income taxes	2		(13)		(11)

Net earnings attributable to PMI	$(18)		$43		$25

Other Comprehensive Earnings:
Losses transferred to earnings	$20			$(2)	$18
Recognized losses	(4)			(1)	(5)

Net impact on equity	$16			$(3)	$13

Cumulative translation adjustment		$2			$2

(in millions)	For the Year Ended December 31, 2010
	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$24		$—		$24
Cost of sales	(14)				(14)
Marketing, administration and research costs	3		(3)		—

Operating income	13		(3)		10
Interest expense, net	(49)		10		(39)

Earnings before income taxes	(36)		7		(29)
Provision for income taxes	3		(1)		2

Net earnings attributable to PMI	$(33)		$6		$(27)

Other Comprehensive Earnings:
Losses transferred to earnings	$36			$(3)	$33
Recognized losses	(56)			6	(50)

Net impact on equity	(20)			$3	$(17)

Cumulative translation adjustment	$(2)	$24		$(10)	$12

(in millions)	For the Year Ended December 31, 2009
	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$65	$—		$—		$65
Cost of sales	(11)					(11)
Marketing, administration and research costs	13			(1)		12

Operating income	67	—		(1)		66
Interest expense, net	(94)	37		(5)		(62)

Earnings before income taxes	(27)	37		(6)		4
Provision for income taxes	1	(3)		3		1

Net earnings attributable to PMI	$(26)	$34		$(3)		$5

Other Comprehensive Earnings:
Losses transferred to earnings	$27				$(1)	$26
Recognized gains	68				(7)	61

Net impact on equity	$95				$(8)	$87

Cumulative translation adjustment			$(57)		$14	$(43)

Each type of hedging activity is described in greater detail below.

Cash Flow Hedges

PMI has entered into foreign exchange contracts to hedge foreign currency exchange risk related to certain forecasted transactions. The effective portion of gains and losses associated with qualifying cash flow hedge contracts is deferred as a component of accumulated other comprehensive losses until the underlying hedged transactions are reported in PMI's consolidated statements of earnings. During the years ended December 31, 2011, 2010 and 2009, ineffectiveness related to cash flow hedges was not material. As of December 31, 2011, PMI has hedged forecasted transactions for periods not exceeding the next twelve months. The impact of these hedges is included in operating cash flows on PMI's consolidated statement of cash flows.

For the years ended December 31, 2011, 2010 and 2009, foreign exchange contracts that were designated as cash flow hedging instruments impacted the consolidated statements of earnings and other comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivatives
		2011	2010	2009	2011	2010	2009
Foreign exchange contracts					$(4)	$(56)	$68
	Net revenues	$(17)	$24	$65
	Cost of sales	34	(14)	(11)
	Marketing, administration and research costs	—	3	13

	Interest expense, net	(37)	(49)	(94)

Total		$(20)	$(36)	$(27)	$(4)	$(56)	$68

Fair Value Hedges

In 2009, PMI entered into foreign exchange contracts to hedge the foreign currency exchange risk related to an intercompany loan between subsidiaries. For a derivative instrument that is designated and qualifies as a fair value hedge, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, is recognized in current earnings. At June 30, 2009, all fair value hedges matured and were settled. Since June 30, 2009, there have been no fair value hedges. For the year ended December 31, 2009, ineffectiveness related to fair value hedges was not material. Gains (losses) associated with qualifying fair value hedges were recorded in the consolidated statements of earnings and were $42 million for the year ended December 31, 2009. The impact of fair value hedges is included in operating cash flows on PMI's consolidated statement of cash flows.

For the year ended December 31, 2009, foreign exchange contracts that were designated as fair value hedging instruments impacted the consolidated statement of earnings as follows:

(pre-tax, in millions)	For the Year Ended December 31, 2009
Derivatives in Fair Value Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) on Derivatives	Amount of Gain/(Loss) Recognized in Earnings on Derivatives	Statement of Earnings Classification of Gain/(Loss) on Hedged Item	Amount of Gain/(Loss) Recognized in Earnings Attributable to the Risk Being Hedged
Foreign exchange contracts	Marketing, administration and research costs	$5	Marketing, administration and research costs	$(5)
	Interest expense, net	37	Interest expense, net

Total		$42		$(5)

Hedges of Net Investments in Foreign Operations

PMI designates certain foreign currency denominated debt and forward exchange contracts as net investment hedges of its foreign operations. For the years ended December 31, 2011, 2010 and 2009, these hedges of net investments resulted in gains (losses), net of income taxes, of ($37) million, $315 million and ($71) million, respectively. These gains (losses) were reported as a component of accumulated other comprehensive losses within currency translation adjustments. For the years ended December 31, 2011, 2010 and 2009, ineffectiveness related to net investment hedges was not material. Settlement of net investment hedges is included in other investing cash flows on PMI's consolidated statement of cash flows.

For the years ended December 31, 2011, 2010 and 2009, foreign exchange contracts that were designated as net investment hedging instruments impacted the consolidated statements of earnings and other comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Net Investment Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivatives
		2011	2010	2009	2011	2010	2009
Foreign exchange contracts					$2	$24	$(57)

	Interest expense, net	$—	$—	$—

Other Derivatives

PMI has entered into foreign exchange contracts to hedge the foreign currency exchange risks related to intercompany loans between certain subsidiaries, and third-party loans. While effective as economic hedges, no hedge accounting is applied for these contracts; therefore, the unrealized gains (losses) relating to these contracts are reported in PMI's consolidated statement of earnings. For the years ended December 31, 2011, 2010 and 2009, the gains (losses) from contracts for which PMI did not apply hedge accounting were $34 million, ($97) million and $248 million, respectively. The gains (losses) from these contracts substantially offset the losses and gains generated by the underlying intercompany and third-party loans being hedged.

As a result, for the years ended December 31, 2011, 2010 and 2009, these items affected the consolidated statement of earnings as follows:

(pre-tax, in millions)
Derivatives not Designated as Hedging Instruments	Statement of Earnings Classification of Gain/(Loss)	Amount of Gain/(Loss) Recognized in Earnings
		2011	2010	2009
Foreign exchange contracts	Marketing, administration and research costs	$—	$(3)	$(1)

	Interest expense, net	56	10	(5)

Total		$56	$7	$(6)

Qualifying Hedging Activities Reported in Accumulated Other Comprehensive Losses

Derivative gains or losses reported in accumulated other comprehensive losses are a result of qualifying hedging activity. Transfers of these gains or losses to earnings are offset by the corresponding gains or losses on the underlying hedged item. Hedging activity affected accumulated other comprehensive losses, net of income taxes, as follows:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Gain (loss) as of January 1	$2	$19	$(68)
Derivative losses (gains) transferred to earnings	18	33	26
Change in fair value	(5)	(50)	61

Gain (loss) as of December 31	$15	$2	$19

At December 31, 2011, PMI expects $11 million of derivative gains that are included in accumulated other comprehensive losses to be reclassified to the consolidated statement of earnings within the next twelve months. These gains are expected to be substantially offset by the statement of earnings impact of the respective hedged transactions.

Contingent Features

PMI's derivative instruments do not contain contingent features.

Credit Exposure and Credit Risk

PMI is exposed to credit loss in the event of non-performance by counterparties. While PMI does not anticipate non-performance, its risk is limited to the fair value of the financial instruments. PMI actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting and continuously monitoring a diverse group of major international banks and financial institutions as counterparties.

Fair Value

See Note 16. Fair Value Measurements for disclosures related to the fair value of PMI's derivative financial instruments.